Contingent Assets and Liabilities - Additional Information (Detail) $ in Millions	Dec. 30, 2014 Judgment	Mar. 30, 2023 USD ($)
Peterson and eton park and ypf and the republic [member]
Disclosure Of Contingent Assets And Liabilities [line items]
Contractual liability payable value		$ 0
Direct damages payable for breach of contract		$ 0
CSJN [member] | Asociacion Superficiarios de la Patagonia [Member]
Disclosure Of Contingent Assets And Liabilities [line items]
Number of interlocutory judgments issued | Judgment	2